Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements reflect the activities
Name	Date of Incorporation/ acquisition	Place of incorporation	Percentage of effective ownership	Principal Activities

Wholly owned subsidiaries
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”)	February 13, 2019	HK	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd.	August 6, 2021	PRC	100%	WFOE
Changzhou EZGO Enterprise Management Co., Ltd. (formerly known as Changzhou Jiekai Enterprise Management Co., Ltd., Wholly Foreign-owned Enterprise, “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	WFOE, a holding company

VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd., “Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87%	Sales of battery packs, battery cells, as well as e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51%	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Tianjin Dilang Technologies Co., Ltd. (“Dilang”)	July 2, 2019	PRC	80%	Production and sales of e-bicycles
Tianjin Dilang Import and Export Trading Co., Ltd. (“Dilang Trading”)	June 18, 2021	PRC	80%	Import and Export trade of e-bicycles
Tianjin Jiahao Bicycle Co., Ltd. (“Tianjin Jiahao”)	June 28, 2021	PRC	100%	Production and sales of e-bicycles

Schedule of consolidated financial statements
	As of September 30,
	2020	2021
Cash	$322,598	$4,508,752
Restrict cash	17,932	15,354
Amount due from non-VIE	-	1,914,828
Amount due from EZGO	-	316,524
Current assets of discontinued operation	750,784	91,997
Total current asset	16,316,861	23,880,044
Non-current asset	3,500,937	14,332,061
Total assets	19,817,798	38,212,105
Amount due to non-VIE	-	13,323,711
Amount due to EZGO	-	3,017,337
Current liabilities of discontinued operation	1,119,684	809,221
Total current liability	6,672,653	25,704,104
Total liabilities	$6,672,653	$25,704,104

	For the fiscal years ended September 30,
	2019	2020	2021
Revenues	$1,371,201	$15,243,282	$19,628,860
Income (loss) from operations	775,863	71,966	(3,497,613)
Other income (loss), net	265,200	378,395	(75,873)
Net income (loss) from continuing operations	767,136	334,298	(2,677,940)
Income (loss) from discontinued operation, net of tax	1,424,301	(57,376)	(36,404)
Net income (loss)	2,191,437	276,922	(2,714,344)
Net income (loss) attributable to EZGO’s shareholders	$1,738,123	$147,174	$(2,279,373)

Net cash (used in) provided by operating activities	$(2,702,167)	$4,024,769	$(1,101,659)
Net cash used in investing activities	(1,922,326)	(3,349,847)	(12,952,082)
Net cash provided by (used in) financing activities	8,217,985	(4,004,361)	18,157,942